INCOME PER SHARE (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Line Items]
Interest on Convertible Debt, Net of Tax	$ 661	$ 650
Vested and Unissued Restricted Shares [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	72,263	75,066	58,726